SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 4 -   SUBSEQUENT EVENTS

On July 1, 2022, the Company’s affiliates, including TPSCo, have extended their existing capital lease lines with JA Mitsui Leasing, Ltd., described in Note 11D to the Company’s annual financial statements as of December 31, 2021, whereby the ability to utilize such lines was extended by one year to mature in June 2023 with an increased remaining amount available for future utilization, totaling up to approximately JPY 7 billion  (approximately $50,000 as of July 1, 2022), as compared to approximately JPY 3.5 billion prior to such extension (approximately $25,000 as of June 30, 2022). The lease agreements’ terms did not change and contain annual interest rates of approximately 2%.

On July 14, 2022, TSNB entered into an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company (“Wells Fargo”), under which it extended its secured asset-based revolving credit line in the total amount of up to $70,000, to mature in September 2023, under substantially similar terms as the terms and conditions of the line described in Note 11F to the Company’s annual financial statements as of December 31, 2021. As of June 30, 2022, no loan amounts were outstanding under the TSNB Credit Line Agreement and the borrowing availability under the TSNB Credit Line Agreement was approximately $54,000, of which approximately $1,000 was utilized through letters of credit.